SWK Holdings Corporation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2014	2013	2014	2013
Numerator:
Net income attributable to SWK Holdings Corporation Stockholders	$1,392	$380	$2,849	$440

Denominator:
Weighted-average shares outstanding	41,510	41,352	41,486	41,334
Effect of dilutive securities	79	59	73	70

Weighted-average diluted shares	41,589	41,411	41,559	41,404

Basic earnings per share	$0.03	$0.01	$0.07	$0.01
Diluted earnings per share	$0.03	$0.01	$0.07	$0.01

	Year Ended
	December 31,
	2013	2012
Numerator:
Net income (loss) attributable to SWK Holdings Corporation Shareholders	$12,862	$(1,421)

Denominator:
Weighted-average shares outstanding	41,343	41,247
Effect of dilutive securities	97	-

Weighted-average diluted shares	41,440	41,247

Basic income (loss) per share	$0.31	$(0.03)
Diluted income (loss) per share	$0.31	$(0.03)